Shareholder Report, Line Graph (Details) - USD ($)	Jun. 19, 2018	Dec. 01, 2016	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
C000209942
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Media Mogul Fund - Class I
C000236314
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Media Mogul Fund - Class A
C000209943
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Pet Parents’ Fund - Class I
C000236315
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Pet Parents’ Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value		$ 10,000	$ 30,152	$ 22,114	$ 18,183	$ 21,510	$ 16,546	$ 14,369	$ 13,784	$ 11,690
S&P 500 Index
Account Value [Line Items]
Account Value		10,000	30,152	22,114	18,183	21,510	16,546	14,369	13,784	11,690
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000		23,192	17,009	13,986	16,545	12,727	11,053	10,602
S&P 500 Index
Account Value [Line Items]
Account Value	10,000		23,192	17,009	13,986	16,545	12,727	11,053	10,602
MSCI AC World Communication Services Index
Account Value [Line Items]
Account Value		10,000	19,861	14,427	11,148	17,940	13,865	11,863	10,924	11,179
MSCI AC World Communication Services Index
Account Value [Line Items]
Account Value		$ 10,000	20,769	15,087	11,657	18,760	14,499	12,405	11,423	$ 11,690
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000		13,182	10,399	9,547	12,480	8,450	8,418	9,239
S&P 500 Consumer Staples
Account Value [Line Items]
Account Value	10,000		20,104	16,042	14,944	14,958	13,434	12,463	10,666
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000		13,182	10,399	9,547	12,480	8,450	8,418	9,239
S&P 500 Consumer Staples
Account Value [Line Items]
Account Value	$ 10,000		$ 20,104	$ 16,042	$ 14,944	$ 14,958	$ 13,434	$ 12,463	$ 10,666